First Trust Preferred Securities and Income Fund
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 14.2%
	Automobiles – 0.1%
13,042	Ford Motor Co.	6.50%	08/15/62	$324,094
	Banks – 1.2%
32,003	Bank of America Corp., Series KK	5.38%	(a)	765,512
17,426	JPMorgan Chase & Co., Series LL	4.63%	(a)	371,174
16,488	KeyCorp (b)	6.20%	(a)	368,507
30,333	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	733,452
10,557	US Bancorp, Series K	5.50%	(a)	258,118
3,232	Wells Fargo & Co., Series AA	4.70%	(a)	66,838
6,320	Wells Fargo & Co., Series Z	4.75%	(a)	131,329
				2,694,930
	Capital Markets – 1.0%
25,553	Affiliated Managers Group, Inc.	4.20%	09/30/61	435,679
53,659	Carlyle Finance LLC	4.63%	05/15/61	1,072,643
28,058	KKR Group Finance Co., IX LLC	4.63%	04/01/61	555,548
				2,063,870
	Consumer Finance – 0.0%
2,923	Capital One Financial Corp., Series J	4.80%	(a)	56,677
	Diversified REITs – 0.3%
27,478	Global Net Lease, Inc., Series A	7.25%	(a)	572,092
	Diversified Telecommunication Services – 0.4%
41,106	AT&T, Inc., Series C	4.75%	(a)	866,515
	Electric Utilities – 1.3%
13,017	SCE Trust IV, Series J (b)	5.38%	(a)	297,178
9,733	SCE Trust V, Series K (b)	5.45%	(a)	234,857
85,000	SCE Trust VII, Series M	7.50%	(a)	2,235,500
				2,767,535
	Financial Services – 0.4%
39,795	Equitable Holdings, Inc., Series A	5.25%	(a)	886,633
	Gas Utilities – 0.4%
67,017	South Jersey Industries, Inc.	5.63%	09/16/79	818,613
	Independent Power & Renewable Electricity Producers – 0.4%
35,878	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	557,544
21,958	Brookfield Renewable Partners, L.P., Series 17	5.25%	(a)	384,265
				941,809
	Insurance – 5.6%
56,757	AEGON Funding Co., LLC	5.10%	12/15/49	1,260,573
77,331	American Equity Investment Life Holding Co., Series A (b)	5.95%	(a)	1,788,666
36,659	American Equity Investment Life Holding Co., Series B (b)	6.63%	(a)	923,440
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	75,223
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	83,975
28,000	Arch Capital Group Ltd., Series G	4.55%	(a)	569,240
1,909	Argo Group International Holdings, Inc. (b)	7.00%	(a)	45,358
10,322	Aspen Insurance Holdings, Ltd.	5.63%	(a)	223,678
48,607	Aspen Insurance Holdings, Ltd.	5.63%	(a)	1,014,914
29,701	Athene Holding Ltd., Series A (b)	6.35%	(a)	706,290
1,656	Athene Holding Ltd., Series D	4.88%	(a)	30,454
52,818	Athene Holding Ltd., Series E (b)	7.75%	(a)	1,375,909

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
23,160	CNO Financial Group, Inc.	5.13%	11/25/60	$399,510
73,827	Delphi Financial Group, Inc., 3 Mo. CME Term SOFR + CSA + 3.19% (c)	8.83%	05/15/37	1,786,982
47,092	F&G Annuities & Life, Inc.	7.95%	12/15/53	1,238,049
17,455	Metlife, Inc., Series F	4.75%	(a)	375,457
10,700	Phoenix Cos. (The), Inc.	7.45%	01/15/32	187,919
3,164	RenaissanceRe Holdings, Ltd., Series G	4.20%	(a)	57,869
				12,143,506
	Mortgage Real Estate Investment Trusts – 0.3%
23,983	AGNC Investment Corp., Series F (b)	6.13%	(a)	553,767
	Multi-Utilities – 0.8%
27,276	Algonquin Power & Utilities Corp., Series 19-A (b)	6.20%	07/01/79	675,627
28,651	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	505,690
29,230	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(a)	508,602
				1,689,919
	Oil, Gas & Consumable Fuels – 0.2%
14,599	NuStar Energy, L.P., Series A, 3 Mo. CME Term SOFR + CSA + 6.77% (c)	12.41%	(a)	376,946
	Real Estate Management & Development – 1.0%
52,168	Brookfield Property Partners, L.P., Series A	5.75%	(a)	604,627
10,209	Brookfield Property Partners, L.P., Series A-1	6.50%	(a)	136,699
49,009	Brookfield Property Partners, L.P., Series A2	6.38%	(a)	622,414
55,318	Brookfield Property Preferred, L.P.	6.25%	07/26/81	718,581
3,087	DigitalBridge Group, Inc., Series I	7.15%	(a)	70,847
115	DigitalBridge Group, Inc., Series J	7.13%	(a)	2,639
				2,155,807
	Specialized REITs – 0.0%
2,712	National Storage Affiliates Trust, Series A	6.00%	(a)	63,271
	Wireless Telecommunication Services – 0.8%
38,882	United States Cellular Corp.	6.25%	09/01/69	811,079
1,389	United States Cellular Corp.	5.50%	03/01/70	25,710
47,060	United States Cellular Corp.	5.50%	06/01/70	863,551
				1,700,340
	Total $25 Par Preferred Securities			30,676,324
	(Cost $35,357,440)
$1,000 PAR PREFERRED SECURITIES – 2.5%
	Banks – 2.5%
1,013	Bank of America Corp., Series L	7.25%	(a)	1,233,682
3,519	Wells Fargo & Co., Series L	7.50%	(a)	4,257,990
	Total $1,000 Par Preferred Securities			5,491,672
	(Cost $6,131,526)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 77.8%
	Banks – 40.9%
$1,300,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (d)	9.38%	(a)	1,381,665
1,700,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (d)	6.50%	(a)	1,665,953

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$900,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.50%	(a)	$858,388
1,000,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.63%	(a)	976,875
1,100,000	Banco Mercantil del Norte S.A. (b) (d) (e)	8.38%	(a)	1,087,282
1,600,000	Banco Santander S.A. (b) (d)	4.75%	(a)	1,380,572
800,000	Banco Santander S.A. (b) (d)	9.63%	(a)	848,371
1,600,000	Banco Santander S.A. (b) (d)	9.63%	(a)	1,720,000
500,000	Bank of America Corp., Series RR (b)	4.38%	(a)	457,841
5,900,000	Bank of America Corp., Series TT (b)	6.13%	(a)	5,889,974
2,500,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	2,592,885
800,000	Bank of Nova Scotia (The) (b)	8.00%	01/27/84	814,674
1,300,000	Barclays PLC (b) (d)	4.38%	(a)	1,017,729
4,960,000	Barclays PLC (b) (d)	8.00%	(a)	4,810,264
1,100,000	Barclays PLC (b) (d)	9.63%	(a)	1,135,687
650,000	BBVA Bancomer S.A. (b) (d) (e)	5.88%	09/13/34	605,509
1,300,000	BBVA Bancomer S.A. (b) (d) (e)	8.45%	06/29/38	1,357,797
3,150,000	BNP Paribas S.A. (b) (d) (e)	4.63%	(a)	2,565,995
1,840,000	BNP Paribas S.A. (b) (d) (e)	7.75%	(a)	1,863,079
2,650,000	BNP Paribas S.A. (b) (d) (e)	8.50%	(a)	2,750,589
1,000,000	Citigroup, Inc. (b)	3.88%	(a)	923,922
2,000,000	Citigroup, Inc. (b)	7.38%	(a)	2,038,528
700,000	Citigroup, Inc. (b)	7.63%	(a)	717,396
817,000	Citigroup, Inc., Series M (b)	6.30%	(a)	814,738
2,770,000	Citigroup, Inc., Series P (b)	5.95%	(a)	2,736,925
1,400,000	Citizens Financial Group, Inc., Series F (b)	5.65%	(a)	1,369,345
547,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(a)	485,463
2,500,000	CoBank ACB, Series I (b)	6.25%	(a)	2,443,077
1,115,000	CoBank ACB, Series K (b)	6.45%	(a)	1,097,160
600,000	Commerzbank AG (b) (d) (f)	7.00%	(a)	579,895
650,000	Danske Bank A.S. (b) (d) (f)	7.00%	(a)	646,376
600,000	Farm Credit Bank of Texas, Series 3 (b) (e)	6.20%	(a)	555,000
1,100,000	Farm Credit Bank of Texas, Series 4 (b) (e)	5.70%	(a)	1,056,000
630,000	Fifth Third Bancorp, Series L (b)	4.50%	(a)	596,879
200,000	HSBC Holdings PLC (b) (d)	4.60%	(a)	166,359
2,000,000	HSBC Holdings PLC (b) (d)	8.00%	(a)	2,086,582
1,130,000	ING Groep N.V. (b) (d)	5.75%	(a)	1,063,510
1,000,000	ING Groep N.V. (b) (d)	6.50%	(a)	978,687
3,400,000	ING Groep N.V. (b) (d) (f)	7.50%	(a)	3,379,770
3,882,000	Intesa Sanpaolo S.p.A. (b) (d) (e)	7.70%	(a)	3,830,231
800,000	Lloyds Banking Group PLC (b) (d)	6.75%	(a)	779,698
2,331,000	Lloyds Banking Group PLC (b) (d)	7.50%	(a)	2,280,881
3,550,000	Lloyds Banking Group PLC (b) (d)	8.00%	(a)	3,489,322
87,000	M&T Bank Corp., Series F (b)	5.13%	(a)	79,676
200,000	NatWest Group PLC (b) (d)	6.00%	(a)	195,337
2,100,000	NatWest Group PLC (b) (d)	8.00%	(a)	2,109,639
1,406,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	1,347,468
494,000	PNC Financial Services Group (The), Inc., Series V (b)	6.20%	(a)	485,100
1,650,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(a)	1,571,445
3,250,000	Societe Generale S.A. (b) (d) (e)	5.38%	(a)	2,663,511
1,500,000	Societe Generale S.A. (b) (d) (e)	9.38%	(a)	1,560,345
1,200,000	Societe Generale S.A. (b) (d) (e)	10.00%	(a)	1,283,276
500,000	Standard Chartered PLC (b) (d) (e)	7.75%	(a)	509,578
800,000	Svenska Handelsbanken AB (b) (d) (f)	4.75%	(a)	678,226
200,000	Swedbank AB (b) (d) (f)	7.63%	(a)	200,680
3,450,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	3,591,895
400,000	Truist Financial Corp., Series P (b)	4.95%	(a)	390,530

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$400,000	UniCredit S.p.A. (b) (d) (f)	8.00%	(a)	$399,886
750,000	UniCredit S.p.A. (b) (e)	5.46%	06/30/35	703,807
1,000,000	Wells Fargo & Co. (b)	7.63%	(a)	1,050,028
				88,717,300
	Capital Markets – 5.6%
1,568,000	Apollo Management Holdings, L.P. (b) (e)	4.95%	01/14/50	1,483,226
1,500,000	Ares Finance Co. III LLC (b) (e)	4.13%	06/30/51	1,343,518
1,516,000	Charles Schwab (The) Corp., Series G (b)	5.38%	(a)	1,498,358
500,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(a)	415,701
795,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	723,467
900,000	Charles Schwab (The) Corp., Series K (b)	5.00%	(a)	838,762
4,100,000	Credit Suisse Group AG, Claim (g) (h)			471,500
1,600,000	Credit Suisse Group AG, Claim (g) (h)			184,000
2,425,000	Credit Suisse Group AG, Claim (g) (h)			278,875
1,500,000	Credit Suisse Group AG, Claim (g) (h)			172,500
2,800,000	Deutsche Bank AG, Series 2020 (b) (d)	6.00%	(a)	2,549,204
1,600,000	Goldman Sachs Group (The), Inc., Series W (b)	7.50%	(a)	1,684,590
513,000	State Street Corp., Series I (b)	6.70%	(a)	512,999
				12,156,700
	Consumer Finance – 0.2%
488,000	Ally Financial, Inc., Series B (b)	4.70%	(a)	397,030
	Electric Utilities – 0.4%
320,000	American Electric Power Co., Inc. (b)	3.88%	02/15/62	282,962
186,000	Edison International, Series A (b)	5.38%	(a)	179,422
500,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	491,824
				954,208
	Financial Services – 3.4%
2,500,000	American AgCredit Corp. (b) (e)	5.25%	(a)	2,350,000
1,500,000	Capital Farm Credit ACA, Series 1 (b) (e)	5.00%	(a)	1,425,000
600,000	Compeer Financial ACA (b) (e)	4.88%	(a)	573,000
2,920,000	Corebridge Financial, Inc. (b)	6.88%	12/15/52	2,931,579
				7,279,579
	Food Products – 2.9%
300,000	Dairy Farmers of America, Inc. (h) (i)	7.13%	(a)	281,250
1,305,000	Land O’Lakes Capital Trust I (h) (i)	7.45%	03/15/28	1,266,033
1,400,000	Land O’Lakes, Inc. (e)	7.00%	(a)	1,064,000
1,200,000	Land O’Lakes, Inc. (e)	7.25%	(a)	948,000
3,000,000	Land O’Lakes, Inc. (e)	8.00%	(a)	2,670,000
				6,229,283
	Insurance – 11.6%
1,822,000	Assurant, Inc. (b)	7.00%	03/27/48	1,858,569
850,000	Assured Guaranty Municipal Holdings, Inc. (b) (e)	6.40%	12/15/66	773,084
2,100,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	1,812,812
2,000,000	CNP Assurances SACA (b) (f)	4.88%	(a)	1,631,490
1,276,000	Enstar Finance LLC (b)	5.75%	09/01/40	1,225,571
1,085,000	Enstar Finance LLC (b)	5.50%	01/15/42	959,871
1,000,000	Fortegra Financial Corp. (b) (h) (i)	8.50%	10/15/57	947,500
4,027,000	Global Atlantic Fin Co. (b) (e)	4.70%	10/15/51	3,588,464

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$2,870,000	Hartford Financial Services Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (c) (e)	7.77%	02/12/47	$2,485,028
1,174,000	Kuvare US Holdings, Inc. (b) (e)	7.00%	02/17/51	1,194,545
300,000	La Mondiale SAM (b) (f)	5.88%	01/26/47	294,618
1,920,000	Lancashire Holdings Ltd. (b) (f)	5.63%	09/18/41	1,670,799
1,558,000	Liberty Mutual Group, Inc. (b) (e)	4.13%	12/15/51	1,368,101
579,000	Lincoln National Corp., Series C (b)	9.25%	(a)	632,780
1,500,000	Prudential Financial, Inc. (b)	6.00%	09/01/52	1,495,456
2,000,000	QBE Insurance Group Ltd. (b) (e)	5.88%	(a)	1,974,053
1,000,000	QBE Insurance Group Ltd. (b) (f)	6.75%	12/02/44	999,991
301,000	QBE Insurance Group Ltd. (b) (f)	5.88%	06/17/46	296,477
				25,209,209
	Multi-Utilities – 2.0%
3,150,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	2,727,972
1,870,000	Sempra (b)	4.13%	04/01/52	1,655,698
				4,383,670
	Oil, Gas & Consumable Fuels – 7.8%
2,132,000	Enbridge, Inc. (b)	6.25%	03/01/78	2,038,158
440,000	Enbridge, Inc. (b)	7.63%	01/15/83	445,773
1,200,000	Enbridge, Inc. (b)	8.50%	01/15/84	1,285,914
3,040,000	Enbridge, Inc., Series 16-A (b)	6.00%	01/15/77	2,931,033
1,360,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	1,274,350
510,000	Energy Transfer, L.P. (b)	8.00%	05/15/54	528,092
490,000	Energy Transfer, L.P., Series B (b)	6.63%	(a)	443,670
1,852,000	Energy Transfer, L.P., Series F (b)	6.75%	(a)	1,816,173
3,625,000	Energy Transfer, L.P., Series G (b)	7.13%	(a)	3,513,172
66,000	Enterprise Products Operating LLC (b)	5.38%	02/15/78	61,662
1,700,000	Transcanada Trust (b)	5.50%	09/15/79	1,520,553
1,200,000	Transcanada Trust (b)	5.60%	03/07/82	1,054,980
				16,913,530
	Retail REITs – 0.5%
400,000	Scentre Group Trust 2 (b) (e)	4.75%	09/24/80	381,444
800,000	Scentre Group Trust 2 (b) (e)	5.13%	09/24/80	734,127
				1,115,571
	Trading Companies & Distributors – 2.5%
3,110,000	AerCap Holdings N.V. (b)	5.88%	10/10/79	3,090,896
700,000	Air Lease Corp., Series B (b)	4.65%	(a)	648,890
1,944,000	Aircastle Ltd. (b) (e)	5.25%	(a)	1,713,160
				5,452,946
	Total Capital Preferred Securities			168,809,026
	(Cost $180,245,638)

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 2.3%
	Insurance – 2.3%
$4,925,666	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (e) (j)	7.63%	10/15/25	$4,973,628
	(Cost $4,985,564)

Total Investments – 96.8%	209,950,650
(Cost $226,720,168)
Net Other Assets and Liabilities – 3.2%	6,935,514
Net Assets – 100.0%	$216,886,164

(a)	Perpetual maturity.
(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)	Floating or variable rate security.
(d)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2024, securities noted as such amounted to $57,456,748 or 26.5% of net assets. Of these securities, 8.5% originated in emerging markets, and 91.5% originated in foreign markets.

(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund’s (the
“Trust”) Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although
market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $55,269,640 or 25.5% of net assets.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Claim pending with the administrative court of Switzerland.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Restricted Securities table.

(j)
These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum
(“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. There were no interest distributions received during the fiscal year-to-date period (November 1, 2023 through January 31,
2024).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Gas Utilities	$818,613	$—	$818,613	$—
Insurance	12,143,506	10,009,407	2,134,099	—
Other Industry Categories*	17,714,205	17,714,205	—	—
$1,000 Par Preferred Securities*	5,491,672	5,491,672	—	—
Capital Preferred Securities*	168,809,026	—	168,809,026	—
Foreign Corporate Bonds and Notes*	4,973,628	—	4,973,628	—
Total Investments	$209,950,650	$33,215,284	$176,735,366	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of January 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	10/04/16	$300,000	$93.75	$310,125	$281,250	0.13%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	1,000,000	94.75	1,000,000	947,500	0.44
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	07/23/14-03/20/15	1,305,000	97.01	1,333,756	1,266,033	0.58
				$2,643,881	$2,494,783	1.15%